Significant accounting policies - Contract costs (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Significant accounting policies
Amount of capitalized costs recognized in the consolidated statements of comprehensive income	¥ 12,318	¥ 9,832	¥ 7,870